INVENTORIES - Provision for obsolescence (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Provision for obsolescence
Beginning balance		Rp (584)
Ending balance	$ (47)	(631)	Rp (584)
inventory recognized as expense		2,458	2,105	Rp 1,937
Inventories pledged as security for liabilities		231
Modules and components		143	199
Modules and components, insured amount		256	220
Provision for impairment
Provision for obsolescence
Beginning balance		47	41
Provision recognized during the year		6	11
Inventory written off			(5)
Ending balance		Rp 53	Rp 47	Rp 41